Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 03, 2018
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2018
Prospectus Date	rr_ProspectusDate	Jan. 09, 2018